Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Summary of Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts for the years ended December 31, 2017 and 2016 are as follows:

	Total	Retail Subscribers	Corporate Subscribers	Foreign Administrations	Domestic Carriers	Dealers, Agents and Others
	(in million pesos)
December 31, 2017
Balance at beginning of the year	18,788	12,588	3,827	628	134	1,611
Provisions (reversals) and other adjustments	(1,029)	(1,166)	15	310	(59)	(129)
Write-offs	(3,258)	(2,644)	(538)	—	—	(76)
Balance at end of the year	14,501	8,778	3,304	938	75	1,406
Individual impairment	10,160	5,747	3,177	104	51	1,081
Collective impairment	4,341	3,031	127	834	24	325
	14,501	8,778	3,304	938	75	1,406
Gross amount of receivables individually impaired, before deducting any impairment allowance	10,160	5,747	3,177	104	51	1,081
December 31, 2016
Balance at beginning of the year	15,921	9,540	4,451	315	86	1,529
Provisions (reversals) and other adjustments	5,305	4,843	(71)	359	60	114
Write-offs	(2,438)	(1,795)	(553)	(46)	(12)	(32)
Balance at end of the year	18,788	12,588	3,827	628	134	1,611
Individual impairment	14,970	9,789	3,711	87	113	1,270
Collective impairment	3,818	2,799	116	541	21	341
	18,788	12,588	3,827	628	134	1,611
Gross amount of receivables individually impaired, before deducting any impairment allowance	14,970	9,789	3,711	87	113	1,270

Trade receivables [Member]
Disclosure Of Financial Assets [Line Items]
Summary of Trade and Other Receivables

As at December 31, 2017 and 2016, this account consists of receivables from:

	2017	2016
	(in million pesos)
Retail subscribers (Note 28)	17,961	20,290
Corporate subscribers (Notes 25 and 28)	9,641	9,333
Foreign administrations (Note 28)	6,517	5,819
Domestic carriers (Notes 25 and 28)	457	354
Dealers, agents and others (Notes 25 and 28)	13,686	7,428
	48,262	43,224
Less allowance for doubtful accounts (Notes 5 and 28)	14,501	18,788
	33,761	24,436